29 Equity (Details)	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Shares outstanding	797,218,554
Percent of shares outstanding	100.00%
Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	1,226,599
Percent of shares outstanding	0.15%
Odebrecht [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	305,517,121
Percent of shares outstanding	38.33%
Petrobras [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	288,188,691
Percent of shares outstanding	36.15%
Total [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	795,991,955
Percent of shares outstanding	99.85%
ADR [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	33,984,766	[1]
Percent of shares outstanding	4.26%	[1]
Alaska [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	21,898,500
Percent of shares outstanding	2.75%
Other [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	146,402,877
Percent of shares outstanding	18.36%
Common Shares [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Common Shares [Member] | Odebrecht [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	226,334,623
Percent of shares outstanding	50.11%
Common Shares [Member] | Petrobras [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	212,426,952
Percent of shares outstanding	47.03%
Common Shares [Member] | Other [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	12,907,077
Percent of shares outstanding	2.86%
Common Shares [Member] | Total [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Class A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	345,049,672
Percent of shares outstanding	100.00%
Class A Preferred Shares [Member] | Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	1,226,599
Percent of shares outstanding	0.36%
Class A Preferred Shares [Member] | Odebrecht [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	79,182,498
Percent of shares outstanding	22.95%
Class A Preferred Shares [Member] | Petrobras [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	75,761,739
Percent of shares outstanding	21.96%
Class A Preferred Shares [Member] | Other [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	132,995,570
Percent of shares outstanding	38.53%
Class A Preferred Shares [Member] | Total [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	343,823,073
Percent of shares outstanding	99.64%
Class A Preferred Shares [Member] | ADR [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	33,984,766	[1]
Percent of shares outstanding	9.85%	[1]
Class A Preferred Shares [Member] | Alaska [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	21,898,500
Percent of shares outstanding	6.35%
Class B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%
Class B Preferred Shares [Member] | Other [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%
Class B Preferred Shares [Member] | Total [Member]
Disclosure of classes of share capital [line items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%

[1]	American Depositary Receipts traded on the New York Stock Exchange (USA).